PREPAYMENTS AND OTHER CURRENT ASSETS (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepaid Expenses And Other Current Assets [Line Items]
Reserve For Unrecoverable Deposits Current	¥ 14,853	$ 2,331	¥ 12,528
Amounts due from subsidiaries	145,692	22,862	1,845
Allowance for credit losses, third party loans	3,001	471	3,005
JYADK
Prepaid Expenses And Other Current Assets [Line Items]
Reserve For Unrecoverable Deposits Current	9,015	1,415	9,000
Amounts due from subsidiaries	0	0	1,845
Third Party
Prepaid Expenses And Other Current Assets [Line Items]
Notes, Loans and Financing Receivable, Net, Current	14,565	2,285	56,680
Suppliers
Prepaid Expenses And Other Current Assets [Line Items]
Reserve For Unrecoverable Deposits Current	0		0
Guangdong Proton International Hospital Management Co Ltd, Xi’an JiangyuanAndike Ltd and Beijing Allcure Medical Information Technology Co Ltd
Prepaid Expenses And Other Current Assets [Line Items]
Amounts due from subsidiaries	¥ 154,707	$ 24,277	¥ 10,688